Capital lease obligations (Details)		1 Months Ended
	Aug. 01, 2016 USD ($) Payments	Oct. 23, 2012 USD ($) Payments	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Capital lease obligations, net of current maturities			$ 11,415,344	$ 15,015,508
Current maturities of capital lease obligations			4,472,386	3,923,394
Total capital lease obligations			15,887,730	18,938,902
Minsheng Hongtai Tianjin Aircraft Leasing Co., Ltd. [Member]
Debt Instrument [Line Items]
Capital lease obligations, net of current maturities			10,764,638	13,518,898
Current maturities of capital lease obligations			3,353,698	2,869,663
Shenzhen Zhong An Financial Lease Co,. Ltd [Member]
Debt Instrument [Line Items]
Capital lease obligations, net of current maturities			650,706	1,496,610
Current maturities of capital lease obligations			$ 1,118,688	$ 1,053,731
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Payment for deposit on aircraft		$ 6,700,000
Capital Lease Obligations [Member] | Minsheng Hongtai Tianjin Aircraft Leasing Co., Ltd. [Member]
Debt Instrument [Line Items]
Debt term		8 years
Maturity date		Sep. 15, 2021
Number of payments | Payments		32
Quarterly payment amount		$ 1,426,435
Effective interest rate		10.47%
Capital Lease Obligations [Member] | Shenzhen Zhong An Financial Lease Co,. Ltd [Member]
Debt Instrument [Line Items]
Debt term	3 years
Maturity date	Jul. 31, 2019
Number of payments | Payments	12
Quarterly payment amount	$ 260,143
Effective interest rate	5.58%